Accounts Receivable, Net	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Accounts receivable, net

Note 8 — Accounts receivable, net

Accounts receivable, net consisted of the following:

	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	USD
Accounts receivable	51,457,258	47,819,952	6,652,378
Less: allowance for credit losses	(27,735,262)	(24,105,435)	(3,353,380)
Accounts receivable, net	23,721,996	23,714,517	3,298,998

The following table summarizes the changes in allowance for credit losses:

	December 31, 2023	December 31, 2024	December 31, 2024
	RMB	RMB	USD
Beginning balance	117,080,588	27,735,262	3,915,917
Allowance for credit losses, net of recovery	(80,857,764)	(3,951,391)	(549,690)
Deconsolidation of Fe-da and subsidiaries	(8,487,562)	-	-
Exchange rate difference	-	321,564	(12,847)
Ending balance	27,735,262	24,105,435	3,353,380